Nature of Operations and Items Impacting Basis of Presentation - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
		Mar. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration	[1]		$ 0.0	$ 44.0	$ 0.0
Dividends			15.8	3.8
Capital contribution from affiliated entity				3.7
Assurant Employee Benefits | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration		$ 45.1
Estimated gain on disposal before adjustment		36.0
Deferred gain on disposal		29.1	0.8
Gain on disposal		36.0	$ 2.8	32.5
Goodwill impairment				0.3
Pre-tax income for disposal group				$ 0.2	$ 3.7
Assurant Employee Benefits | Parent Company | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration		942.2
Estimated gain on disposal before adjustment		$ 656.5

[1]	2016 amount includes impacts from the sale of Assurant's Employee Benefits segment mainly through reinsurance transactions.